Borrowings	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Borrowings

NOTE 7 – BORROWINGS

Short-term borrowings

Short-term borrowings include overnight repurchase agreements, federal funds purchased and short-term advances through the FHLB. The outstanding balances and related information for short-term borrowings are summarized as follows:

(Dollars in thousands)	2014	2013

Balance at year-end	$46,627	$48,671
Average balance outstanding	51,855	45,330
Maximum month-end balance	63,717	48,671
Weighted-average rate at year-end	0.14%	0.15%
Weighted-average rate during the year	0.15	0.15

Average balances outstanding during the year represent daily average balances, and average interest rates represent interest expenses divided by the related average balances.

Other borrowings

The following table sets forth information concerning other borrowings:

			Weighted
			Average	Stated Interest
	Maturity Range		Interest	Rate Range		At December 31,
(Dollars in thousands)	From	To	Rate	From	To	2014	2013

Fixed rate	10/2/14	12/21/17	3.61%	3.48%	3.73%	$10,000	$12,000
Fixed rate amortizing	1/1/14	4/1/24	1.42	1.16	7.15	4,953	459

						$14,953	$12,459

Maturities of other borrowings at December 31, 2014, are summarized as follows for the years ended December 31:

		Weighted
		Average
(Dollars in thousands)	Amount	Rate

2015	$1,488	1.71%
2016	1,079	1.58
2017	10,730	3.44
2018	534	1.16
2019 and beyond	1,122	1.16

	$14,953	2.88%

Monthly principal and interest payments, as well as 10% - 20% principal curtailments on the borrowings’ anniversary dates are due on the fixed-rate amortizing borrowings. FHLB borrowings are secured by a blanket collateral agreement. At December 31, 2014 the Company has the capacity to borrow an additional $46.1 million from the FHLB.